GOODWILL	9 Months Ended
Sep. 30, 2014
GOODWILL
GOODWILL

10.GOODWILL

Changes in the carrying amount of goodwill by reporting units, which are the same as reportable segments, for the year ended December 31, 2013 and nine months ended September 30, 2014 were as follows:

	Film	Movie	Talent
	production	theaters	agency	Total

Balance as of January 1, 2013	35	48,932	143	49,110
Exchange differences	—	1,426	4	1,430
Goodwill carrying amount at December 31, 2013	35	50,358	147	50,540

Exchange differences	—	(692)	(2)	(694)
Balance as of September 30, 2014	35	49,666	145	49,846